Consolidated statements of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Profit or loss [abstract]
Revenue	€ 386,962	€ 428,539	€ 448,880
Cost of sales	(271,931)	(308,250)	(318,401)
Gross Profit	115,031	120,289	130,479
Other income	5,162	5,944	1,650
Selling expenses	(105,250)	(114,997)	(118,254)
Administrative expenses	(34,026)	(35,344)	(36,105)
Impairment on trade receivables	(2,389)	(745)	(1,475)
Other expenses	(1,016)	(605)	(250)
Operating loss	(22,488)	(25,458)	(23,955)
Finance income	400	379	1,252
Finance costs	(7,928)	(5,580)	(6,289)
Net exchange rate gains/(losses)	(2,340)	(3,914)	1,033
Gain from disposal and loss of control of a subsidiary		75,411
Net finance income/(costs)	(9,868)	66,296	(4,004)
Share of profit/(loss) of equity-method investees	1,011	(290)
Profit/(loss) before tax	(31,345)	40,548	(27,959)
Income tax expense	(2,335)	(7,429)	(2,886)
Profit/(loss) for the year	(33,680)	33,119	(30,845)
Profit/(loss) attributable to:
Owners of the Company	(33,370)	33,289	(30,392)
Non-controlling interests	€ (310)	€ (170)	€ (453)
Profit/(loss) per share
Basic profit/(loss) per share	€ (0.61)	€ 0.61	€ (0.55)
Diluted profit/(loss) per share	€ (0.61)	€ 0.61	€ (0.55)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).